INCOME TAXES - Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	$ 10,732	$ 7,796
Net deferred income tax liabilities	(256,317)	(203,790)
Mining interests and plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(229,166)	(201,389)
Environmental rehabilitation provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	15,967	14,310
Ontario Mining Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(30,729)	(23,635)
Loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	6,315	6,117
Net deferred income tax liabilities	0	12,861
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax liabilities	(18,686)	(4,666)
Mark to market adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	(9,201)	(753)
Net deferred income tax liabilities	2,902	(3,354)
Employee provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	13,543	2,148
Net deferred income tax liabilities	4,694	3,483
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax assets	75	284
Net deferred income tax liabilities	$ (1,299)	$ (1,400)